Condensed Schedule of Investments (USD $)	3 Months Ended
	Jun. 30, 2012		Dec. 31, 2011
United States Treasury bills
Treasury Bill, Face Value	$ 2,500,000	[1]	$ 4,000,000	[2]
Treasury Bill, Fair Value	2,499,934		3,999,691
Treasury Bill, Percent of Net Assets	62.95%		75.84%
Futures Contracts
Futures contract held long - Agriculture, Fair Value	20,801		504
Futures contract held long - Agriculture, Percent of Net Assets	0.52%		0.01%
Futures contract held long - Energy, Fair Value	310		6,260
Futures contract held long - Energy, Percent of Net Assets	0.01%		0.12%
Futures contract held long - Currency, Fair Value	(10,150)		62,269
Futures contract held long - Currency, Percent of Net Assets	(0.26%)		1.18%
Futures contract held long - Indices, Fair Value	(38,624)
Futures contract held long - Indices, Percent of Net Assets	(0.97%)
Futures contract held long - Interest Rates, Fair Value	(17,624)
Futures contract held long - Interest Rates, Percent of Net Assets	(0.44%)
Futures contract held long - Metals, Fair Value	(12,790)
Futures contract held long - Metals, Percent of Net Assets	(0.32%)
Total futures contracts held long, Fair Value	(58,077)		69,033
Total futures contracts held long, Percent of Net Assets	(1.46%)		1.31%
Total futures contracts held short, Fair Value	(63,154)		44,767
Total futures contracts held short, Percent of Net Assets	(1.59%)		0.85%
Futures contracts held short - Agriculture, Fair Value	(9,040)		(6,388)
Futures contracts held short - Agriculture, Percent of Net Assets	(0.23%)		(0.12%)
Futures contract held short - Energy, Fair Value	(12,583)		53,130
Futures contract held short - Energy, Percent of Net Assets	(0.32%)		1.01%
Futures contract held short - Currency, Fair Value	(54,695)		(1,975)
Futures contract held short - Currency, Percent of Net Assets	(1.38%)		(0.04%)
Net unrealized (loss) on open futures contracts, Fair Value	(121,231)		113,800
Net unrealized (loss) on open futures contracts, Percent of Net Assets	$ (3.05%)		$ 2.16%

[1]	Matures July 2012 (cost $2,499,463)
[2]	Matures January 2012 (cost $3,986,110)